PENSION COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Contribution to defined contribution plan	$ 164,578	$ 113,269	$ 120,636